Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 8,728	$ 5,198	$ 5,253
Goodwill [Line Items]
Goodwill (Note 7)	1,386,853	191,371	$ 191,307	$ 145,932
Non-Strategic
Goodwill [Line Items]
Gross goodwill	200,000	200,000
Accumulated impairments	114,100	114,100
Accumulated divestiture related write-offs	85,900	85,900
Goodwill (Note 7)	0	$ 0
Licensing Agreements
Goodwill [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	$ 300